Note 15 - Stock-based Compensation - Fair Value Assumptions of Stock Options and ESOP (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Minimum [Member] | Employee Stock Purchase Plan [Member]
Risk-free interest rate	0.04%	0.09%	1.52%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term (Year)	3 months	3 months	3 months
Volatility	47.00%	37.00%	44.00%
Maximum [Member] | Employee Stock Purchase Plan [Member]
Risk-free interest rate	0.07%	1.57%	2.43%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term (Year)	3 months 3 days	3 months 3 days	3 months 3 days
Volatility	97.00%	104.00%	58.00%
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term (Year)	5 years	5 years	5 years
Share-based Payment Arrangement, Option [Member] | Minimum [Member]
Risk-free interest rate	0.45%	0.21%	1.39%
Volatility	54.00%
Share-based Payment Arrangement, Option [Member] | Maximum [Member]
Risk-free interest rate	0.92%	1.32%	2.43%
Volatility	56.00%